Right Of Use Assets - Schedule of Right Of Use Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	[1]	$ 56,472
Impairment		12,800
Dispositions			$ 0
Net book value		143,409	56,472	[1]
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value		208,499	199,290
Acquisition (note 5)		115,349	6,378
Additions		10,667	3,777
Dispositions		(9,127)	(946)
Net book value		325,388	208,499
Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value		152,027	83,685
Depreciation		19,873	8,352
Impairment		15,209	60,000
Dispositions		(5,130)	(10)
Net book value		181,979	152,027
Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Net book value		6,717
Impairment		6,400
Net book value		134,154	6,717
Right of Use Assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value		8,038	1,894
Acquisition (note 5)		140,781	5,730
Additions		6,103	579
Dispositions			(165)
Tenant inducement allowances		(46)
Dispositions and remeasurements		12,191
Net book value		167,067	8,038
Right of Use Assets | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value		1,321	571
Depreciation		25,227	897
Impairment		6,365
Dispositions			(147)
Net book value		$ 32,913	$ 1,321

[1]	Adjustment to provisional amounts — refer to note 5(b).